CONSOLIDATEDS STATEMENT OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (1,139,072)	$ (306,153)
Adjustments required to reconcile net loss from continuing operations to net cash used in operating activities:
Increase (decrease) in deferred tax, net	970	(79,870)
Stock-based compensation	67,070
Accounts receivable, net	557,980	27,471
Decrease in deferred revenues	(410,164)	350,627
Net Cash (used for) from Operating Activities	(769,104)	74,822
Cash flows from investing activities
Net Cash used for Investing Activities	(298,299)	(193,000)
Cash flows from financing activities
Proceeds from issuance of shares		2,562,264
Net Cash from Financing Activities	1,851,353	1,919,408
Mer Telemanagement Solutions Ltd [Member]
Cash flows from operating activities
Net loss	(1,815,000)	(135,000)	$ (1,170,000)
Income (loss) from discontinued operations	(37,000)	57,000	(284,000)
Net loss from continuing operations	(1,778,000)	(192,000)	(886,000)
Adjustments required to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	32,000	79,000	82,000
Impairment of goodwill	1,723,000	254,000
Increase (decrease) in deferred tax, net	(334,000)	(18,000)	35,000
Stock-based compensation	21,000	47,000	90,000
Decrease in accrued severance pay, net	(124,000)	(3,000)	(36,000)
Accounts receivable, net	92,000	105,000	(40,000)
Increase in other accounts receivable and prepaid expenses	(163,000)	(135,000)	(27,000)
Decrease in trade payables	(35,000)	(15,000)	(144,000)
Increase (decrease) in accrued expenses and other liabilities	(548,000)	(77,000)	111,000
Decrease in deferred revenues	(217,000)	(91,000)	(461,000)
Net cash used in operating activities from continuing operations	(1,331,000)	(46,000)	(1,276,000)
Net cash provided by (used in) operating activities from discontinued operations	(63,000)	(18,000)	57,000
Net Cash (used for) from Operating Activities	(1,394,000)	(64,000)	(1,219,000)
Cash flows from investing activities
Purchase of property and equipment	(5,000)	(60,000)	(14,000)
Net cash used in investing activities from continuing operations	(5,000)	(60,000)	(14,000)
Net cash used in investing activities from discontinued operations			(1,000)
Net Cash used for Investing Activities	(5,000)	(60,000)	(15,000)
Cash flows from financing activities
Proceeds from issuance of shares	710,000	790,000	1,541,000
Net Cash from Financing Activities	710,000	790,000	1,541,000
Increase (decrease) in cash, cash equivalents and restricted cash	(689,000)	666,000	307,000
Cash, cash equivalents and restricted cash at the beginning of the year	3,196,000	2,530,000	2,223,000
Cash, cash equivalents and restricted cash at the end of the year	2,507,000	3,196,000	2,530,000
Supplemental disclosure of cash flows activities
Cash paid during the year for income taxes	$ 4,000	$ 1,000	$ 1,000